Derivative financial instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative cash collateral, received from counterparties	$ 4,600,000	$ 300,000
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 68,000,000
Minimum
Derivative [Line Items]
Derivative, variable benchmark interest duration	1 month
Maximum
Derivative [Line Items]
Derivative, variable benchmark interest duration	6 months